Goodwill and Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 109.0	$ 35.7	$ 1.3
Estimated amortization expense, year ended March 31, 2019	109.1
Estimated amortization expense, year ended March 31, 2020	109.1
Estimated amortization expense, year ended March 31, 2021	109.1
Estimated amortization expense, year ended March 31, 2022	109.1
Estimated amortization expense, year ended March 31, 2023	$ 109.1